COMMITMENTS AND CONTINGENCIES (Details)	6 Months Ended
	Jun. 30, 2015 USD ($)	Jun. 14, 2014 claim
Delaware Coastal Zone Act [Member] | Judicial Appeal [Member]
Loss Contingencies [Line Items]
Number of administrative appeals (in claims) | claim		2
DCR Assets [Member] | Environmental Issue [Member] | Valero [Member]
Loss Contingencies [Line Items]
Pre-acquisition environmental obligations	$ 75,000,000
DCR Assets [Member] | Environmental Issue [Member] | PBF Energy and Valero [Member]
Loss Contingencies [Line Items]
Pre-acquisition environmental obligations	$ 20,000,000
Environmental insurance policy term	10 years